FINANCIAL ASSETS AND LIABILITIES - Levels of Fair value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	$ 1,164	$ 496
Fair value of liabilities	12,110	11,570
Financial assets at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	81	85
Financial assets at fair value | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	81	85
Financial assets at fair value | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	81	56
Financial assets at fair value | Level 3 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets		29
Foreign exchange contracts | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	5	2
Foreign exchange contracts | Financial assets at fair value through profit or loss | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	5	2
Foreign exchange contracts | Financial assets at fair value through profit or loss | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	5	2
Embedded derivatives in notes | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	5	12
Embedded derivatives in notes | Financial assets at fair value through profit or loss | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	5	12
Embedded derivatives in notes | Financial assets at fair value through profit or loss | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	5	12
Available-for-sale financial instruments | Available for sale financial instruments
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	71	71
Available-for-sale financial instruments | Available for sale financial instruments | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	71	71
Available-for-sale financial instruments | Available for sale financial instruments | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	71	42
Available-for-sale financial instruments | Available for sale financial instruments | Level 3 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets		29
Financial liabilities at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	109	83
Financial liabilities at fair value | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	109	83
Financial liabilities at fair value | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	60	36
Financial liabilities at fair value | Level 3 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	49	47
Foreign exchange contracts | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		29
Foreign exchange contracts | Financial liabilities at fair value through profit or loss | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		29
Foreign exchange contracts | Financial liabilities at fair value through profit or loss | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		29
Foreign exchange contracts | Derivatives designated as hedges | Derivatives designated as cash flow hedges
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		4
Foreign exchange contracts | Derivatives designated as hedges | Derivatives designated as cash flow hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		4
Foreign exchange contracts | Derivatives designated as hedges | Level 2 | Derivatives designated as cash flow hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		4
Interest rate exchange contracts | Derivatives designated as cash flow hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	1
Interest rate exchange contracts | Level 2 | Derivatives designated as cash flow hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	1
Interest rate exchange contracts | Derivatives designated as hedges | Derivatives designated as cash flow hedges
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	1	3
Interest rate exchange contracts | Derivatives designated as hedges | Derivatives designated as cash flow hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		3
Interest rate exchange contracts | Derivatives designated as hedges | Level 2 | Derivatives designated as cash flow hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		3
Contingent consideration | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	49	47
Contingent consideration | Financial liabilities at fair value through profit or loss | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	49
Contingent consideration | Financial liabilities at fair value through profit or loss | Level 3 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	49
Contingent consideration | Derivatives designated as hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		47
Contingent consideration | Derivatives designated as hedges | Level 3 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		$ 47
Cross currency interest rate exchange contracts | Derivatives designated as hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	59
Cross currency interest rate exchange contracts | Derivatives designated as hedges | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	$ 59